Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Basic Earnings Per Share

The basic gain (loss) per common share results as follows:

	2016	2017 (as Restated)	2018
(Loss) earnings per share attributable to owners of the Company during the year	(509,699)	148,738	(83,188)

Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	729,434,192

Basic (loss) earnings per share (in S/) (*)	(0.772)	0.225	(0.125)

	2016	2017 (as Restated)	2018
(Loss) earnings per share from continuing operations attributable to owners of the Company during the year	(604,361)	(66,577)	(102,486)

Weighted average number of shares in issue at S/1.00 each, at December 31,	660,053,790	660,053,790	729,434,192

Basic (loss) earnings per share (in S/) (*)	(0.916)	(0.101)	(0.154)

(*)	The group does not have common shares with dilutive effects at December 31, 2016, 2017 and 2018.